Debt (ILFC) (Details) - USD ($)	Dec. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
2021	$ 2,373,410,000
2022	4,802,146,000
Commitment	34,531,538,000
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	15,776,730,000				$ 17,523,093,000
Commitment	20,705,014,000
Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
2021	164,614,000
2022	1,034,274,000
Debt	1,198,888,000				$ 2,900,000,000
Commitment	$ 1,198,888,000
Unsecured | Senior Notes Due 2020
Maturities of Long-term Debt [Abstract]
Debt		$ 999,000,000.0		$ 500,000,000.0
Stated interest rate		4.625%	8.25%	4.25%
Commitment			$ 742,100,000
Unsecured | Senior Notes Due 2022
Maturities of Long-term Debt [Abstract]
Stated interest rate			8.625%
Commitment			$ 365,700,000
Unsecured | Senior Notes due 2021
Maturities of Long-term Debt [Abstract]
Stated interest rate			4.625%
Commitment			$ 334,500,000
Unsecured | Senior Notes
Maturities of Long-term Debt [Abstract]
Debt Instrument, repurchase amount			$ 1,500,000,000
Minimum | Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
Stated interest rate	4.625%
Maximum | Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
Stated interest rate	8.625%